CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss including noncontrolling interest	$ (3,439,892)	$ (3,036,344)	$ (8,054,240)	$ (7,035,125)	$ (9,058,906)	$ (10,683,624)
Other Comprehensive Income:
Currency translation adjustment	(53,715)	32,032	(25,791)	76,760	138,800	45,133
Total Other Comprehensive Income (Loss)	(53,715)	32,032	(25,791)	76,760	138,800	45,133
Comprehensive loss	(3,493,607)	(3,004,312)	(8,080,031)	(6,958,365)	(8,920,106)	(10,638,491)
Comprehensive loss attributable to noncontrolling interest		(440)		(1,304)	(1,743)	(63)
Comprehensive loss attributable to T Stamp Inc.	$ (3,493,607)	$ (3,003,872)	$ (8,080,031)	$ (6,957,061)	$ (8,918,363)	$ (10,638,428)